Schedule III - Real Estate Properties and Accumulated Depreciation (Detail) (Predecessor [Member], USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 AmberGlen [Member]	Dec. 31, 2013 AmberGlen [Member] Minimum [Member]	Dec. 31, 2013 AmberGlen [Member] Maximum [Member]	Dec. 31, 2013 City Center Property [Member]	Dec. 31, 2013 Central Fairwinds [Member]	Dec. 31, 2013 Washington Group Plaza [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Minimum [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Maximum [Member]	Dec. 31, 2013 Corporate Parkway [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Predecessor, Encumbrances	$ 109,916			$ 23,500			$ 22,334	$ 10,000	$ 34,949			$ 19,133
Initial Cost to Predecessor, Land	30,165			8,790			3,123	1,747	12,748			3,757
Initial Cost to Predecessor, Buildings and Improvements	67,317			5,705			10,656	9,751	20,716			20,489
Costs Capitalized Subsequent to Acquisitions, Improvements	10,380			2,882			6,226	832	440
Gross Amount, Land	30,165			8,790			3,123	1,747	12,748			3,757
Gross Amount, Building and Improvements	77,697			8,587			16,882	10,583	21,156			20,489
Gross Amount, Total	107,862	46,256	31,115	17,377			20,005	12,330	33,904			24,246
Accumulated Amortization	$ 7,735	$ 4,084	$ 2,384	$ 2,803			$ 2,500	$ 780	$ 896			$ 756
Date of Construction					1984	1998	1984	1982		1970	1982	2006
Date acquired				2009-12			2010-12	2012-05	2013-06			2013-05
Depreciation Life for the Latest Income Statement				50 years			40 years	40 years	29 years			43 years